GOODWILL - Summary of goodwill (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Goodwill [Line Items]
Beginning Balance		¥ 331		¥ 331
Addition	[1]	10,729		0
Ending balance		¥ 11,060	$ 1,582	¥ 331

[1]	Represent the goodwill resulted from business combination in 2025. The Group acquired another company for USD2,900 and RMB12,000, primarily to support its existing learning service.